Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (230,495)	$ (39,744)	$ (19,085)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,199	302	6
Share-based compensation	6,766	1,019	204
Amortization of provision on loss contract	(6,300)
Non-cash consideration for licenses and milestones	94,776	3,126	3,089
Change in fair value of tranche obligation liability			(289)
Changes in components of operating assets and liabilities:
Trade and other receivables	(927)	(1,168)
Research and development tax credit receivable, prepaids and other assets	(15,946)	(2,737)	(639)
Accounts payable	14,848	1,930	666
Accrued expenses and other current liabilities	31,663	4,672	1,460
Other long-term liabilities	6,880	113	22
Net cash used in operating activities	(97,536)	(32,487)	(14,566)
Cash flows from investing activities
Purchases of property and equipment	(4,032)	(1,559)	(190)
Net cash used in investing activities	(4,032)	(1,559)	(190)
Cash flows from financing activities
Issuance of convertible preferred shares, net of issuance costs	149,367	115,696	18,034
Issuance of ADRs in initial public offering, net of issuance costs	205,469
Proceeds from share options	28
Net cash provided by financing activities	354,864	115,696	18,034
Effect of exchange rate changes on cash	(3,471)	4,709	(751)
Net increase in cash and restricted cash	249,825	86,359	2,527
Cash and restricted cash —beginning of year	89,856	3,497	970
Cash and restricted cash —end of year	339,681	89,856	3,497
Supplemental disclosure of non-cash investing and financing activities
Conversion of promissory note to convertible preferred shares			946
Issuance of tranche obligations with convertible preferred shares			2,459
Settlement of tranche obligations		1,402	$ 451
Property and equipment included in accrued expenses and accounts payable at period end		$ 1,247
Convertible preferred shares issued for licenses	$ 93,391